OMB APPROVAL

OMB Number: 3235-
0570

Expires: Nov. 30, 2005

Estimated average
burden hours per
response: 5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21331

___________________________________

Evergreen Managed Income Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

________________________

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Evergreen Managed Income Fund, for the year ended April 30, 2005. This 1 series has an October 31, 2005 fiscal year end.

Date of reporting period: April 30, 2005

Item 1 - Reports to Stockholders.

Evergreen

MANAGED INCOME FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
31	AUTOMATIC DIVIDEND REINVESTMENT PLAN
32	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Managed Income Fund, which covers the six-month period ended April 30, 2005.

For investors in the Evergreen Managed Income Fund, the beginning of the reporting period coincided with a dramatic turnaround in the financial markets. Towards the beginning of the reporting period, the markets had been held back by uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election. Yet as clarity emerged concerning many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, the portfolio team for the fund based their investment decisions on the fundamentals supporting income opportunities within the high yield, international and adjustable rate segments of the fixed income market.

Economic growth had begun to moderate towards the end of the reporting period, and monthly economic reports were sending mixed signals to investors. For example, solid retail sales would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy's transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on a path towards

LETTER TO SHAREHOLDERS continued

more moderate levels of economic growth. At times, the fixed income markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed's policy stance would continue to be one of less stimulation, rather than more restriction.

During periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market anxiety. Fed Chairman Alan Greenspan was especially transparent in his public statements, yet market interest rates remained quite volatile, only to begin a gradual descent during the last two months of the reporting period. As the long-end of the Treasury Bond yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead, or the market's belief that inflation was under control. In addition, Chairman Greenspan's biggest concern appeared to be the fact that despite the Fed's tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a "conundrum" and warned of "complacency" within the fixed income markets. The infamous wordsmith achieved his desired objective for only a short while, though, and long-term yields once again resumed their decline.

Throughout the investment period, our portfolio teams for the fund maintained their focus on the fundamentals within their respective segments of the fixed income markets. For example, our high yield team emphasized income opportunities within the sectors benefiting from global demand, including Energy and Consumer

LETTER TO SHAREHOLDERS continued

Discretionary. The international team bought corporate and sovereign debt from commodity-rich countries such as Australia and New Zealand. Finally, within the adjustable rate portion of the fund, security selection played a large role in relation to performance, as income distributed to shareholders enhanced the total return component.

In this environment, we encourage investors to maintain a diversified strategy, including fixed income investments, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
	(unaudited)	2004	2003 [1]

Net asset value, beginning of period	$ 20.19	$ 19.38	$ 19.10 [2]

Income from investment operations
Net investment income (loss)	0.82	1.62	0.38
Net realized and unrealized gains or losses on securities, foreign currency
related transactions and interest rate swap transactions	(0.58)	0.94	0.46
Distributions to preferred shareholders from net investment income [3]	(0.12)	(0.13)	(0.02)

Total from investment operations	0.12	2.43	0.82

Distributions to common shareholders from
Net investment income	(0.73)	(1.62)	(0.39)

Offering costs charged to capital for:
Common shares	0	0	(0.04)
Preferred shares	0	0	(0.11)

Total offering costs	0	0	(0.15)

Net asset value, end of period	$ 19.58	$ 20.19	$ 19.38

Market value, end of period	$ 17.17	$ 18.49	$ 18.15

Total return [4]
Based on market value	(3.36%)	11.23%	(7.35%)

Ratios and supplemental data
Net assets of common shareholders, end of period (in thousands)	$823,558	$849,127	$814,948
Liquidation value of preferred shares, end of period (in thousands)	$400,269	$400,165	$400,098
Asset coverage ratio, end of period	297%	312%	304%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements and excluding expense reductions	1.11% [5]	1.12%	0.95% [5]
Expenses excluding waivers/reimbursements and expense reductions	1.11% [5]	1.12%	0.95% [5]
Net investment income (loss) [6]	8.12% [5]	7.69%	5.43% [5]
Portfolio turnover rate	44%	78%	8%

[1]For the period from June 25, 2003 (commencement of operations), to October 31, 2003.
[2]Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
[3]Distributions to preferred shareholders per common share are based on average common shares outstanding during the period.
[4]Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported.
Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the
Fund's Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.
[5]Annualized
[6]The net investment income (loss) ratio reflects distributions to preferred shareholders.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 4.7%
FIXED-RATE 0.3%
FNMA, Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$2,654,753	$2,717,677

FLOATING-RATE 4.4%
FHLMC:
Ser. 0196, Class A, 3.80%, 12/15/2021	393,122	393,509
Ser. 1500, Class FD, 4.15%, 05/15/2023	9,274,957	9,505,718
Ser. 2247, Class FC, 3.55%, 08/15/2030	2,005,631	2,020,238
Ser. 2390, Class FD, 3.40%, 12/15/2031	314,934	317,309
Ser. 2411, Class F, 3.50%, 02/15/2032	217,070	219,406
FNMA:
Ser. 2000-45, Class F, 3.47%, 12/25/2030	1,904,781	1,916,172
Ser. 2001-24, Class FC, 3.62%, 04/25/2031	659,149	663,427
Ser. 2001-37, Class F, 3.52%, 08/25/2031	738,184	745,331
Ser. 2001-62, Class FC, 3.67%, 11/25/2031	956,654	967,542
Ser. 2002-77, Class FV, 3.47%, 12/18/2032	2,787,357	2,814,729
Ser. 2002-95, Class FK, 3.52%, 01/25/2033	7,731,772	7,829,501
Ser. 2003-W8, Class 3F2, 3.37%, 05/25/2042	1,608,316	1,617,129
Ser. G92-53, Class FA, 3.78%, 09/25/2022	3,598,445	3,654,574
GNMA, Ser. 1997-13, Class F, 3.50%, 09/16/2027	3,773,368	3,798,586

		36,463,171

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $38,956,626)		39,180,848

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 28.9%
FIXED-RATE 4.0%
FHLMC:
5.50%, TBA #	3,000,000	3,072,186
6.00%, TBA #	950,000	975,234
8.50%, 03/01/2030	229,357	250,620
FNMA:
5.50%, TBA #	475,000	486,133
6.00%, 04/01/2033	1,962,721	2,018,201
6.00%, TBA #	10,500,000	10,782,187
6.50%, 11/01/2032	2,550,450	2,659,296
6.50%, TBA #	470,000	488,800
7.00%, 09/01/2031 - 08/01/2032	4,992,561	5,274,871
7.50%, 07/01/2032	394,797	425,701
8.00%, 06/01/2030	293,801	320,424
GNMA:
6.50%, 06/15/2028	205,074	215,170
9.50%, 12/15/2009 - 04/15/2011	5,481,416	6,041,638

		33,010,461

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 24.9%
FHLMC:
3.08%, 12/01/2033	$22,050,080	$22,411,922
3.38%, 12/01/2026	230,022	229,989
3.42%, 10/01/2017	16,311	16,460
3.43%, 06/01/2033	5,595,503	5,647,760
3.50%, 12/01/2022	61,001	60,963
3.73%, 06/01/2023	824,984	842,298
3.75%, 06/01/2031	1,932,644	1,983,125
3.83%, 03/01/2018 - 05/01/2019	384,548	387,496
3.875%, 10/01/2024	56,512	58,087
3.93%, 08/01/2017	48,073	48,244
3.99%, 10/01/2022	394,941	398,137
4.00%, 12/01/2018	106,782	108,782
4.11%, 10/01/2033	725,925	737,731
4.12%, 01/01/2030	329,149	337,375
4.17%, 07/01/2030	372,011	380,494
4.22%, 05/01/2025	107,974	108,282
4.24%, 06/01/2018	373,257	378,459
4.28%, 08/01/2030	1,404,557	1,468,900
4.31%, 10/01/2030	1,485,863	1,567,577
4.53%, 10/01/2033	1,007,523	1,063,699
4.77%, 09/01/2032	2,790,841	2,915,501
4.91%, 08/01/2032	7,840,396	8,129,064
5.28%, 06/01/2035	277,931	283,299
5.57%, 06/01/2028	282,174	284,880
6.00%, 01/01/2027	547,457	563,954
FNMA:
3.21%, 07/01/2044	4,704,319	4,770,321
3.27%, 09/01/2041	3,000,000	3,042,615
3.28%, 03/01/2033	1,024,158	1,032,966
3.42%, 06/01/2040 - 12/01/2040	10,561,163	10,751,747
3.43%, 12/01/2017	1,474,221	1,503,968
3.54%, 02/01/2035	13,180,553	13,624,474
3.56%, 02/01/2035	2,899,401	2,940,282
3.75%, 12/01/2016	24,321	24,368
3.93%, 10/01/2034	4,019,621	4,160,139
4.00%, 01/01/2017	133,249	133,191
4.02%, 04/01/2028	3,088,679	3,159,158
4.03%, 10/01/2032	1,342,888	1,378,701
4.14%, 04/01/2034	7,871,723	8,099,059
4.15%, 03/01/2035	9,338,609	9,675,640
4.17%, 07/01/2032	4,662,648	4,859,793
4.21%, 02/01/2035	1,435,851	1,496,573
4.51%, 05/01/2033 - 04/01/2034	9,532,413	9,738,712
4.54%, 02/01/2035	3,348,123	3,436,279
4.63%, 07/01/2033	6,490,412	6,788,522

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.80%, 10/01/2033	$ 472,609	$480,495
4.87%, 06/01/2033	4,359,788	4,415,690
4.87%, 08/01/2034 ##	12,072,989	12,228,368
4.96%, 04/01/2034	2,704,699	2,806,774
4.97%, 01/01/2034	1,349,350	1,379,185
4.98%, 03/01/2033	515,800	523,321
4.99%, 12/01/2031	1,468,826	1,498,452
5.01%, 12/01/2034	3,505,261	3,642,142
5.02%, 03/01/2034	4,558,872	4,682,736
5.11%, 12/01/2022	48,413	48,904
5.12%, 04/01/2025	482,873	494,849
5.19%, 03/01/2034	3,143,261	3,210,559
5.24%, 04/01/2033	3,838,277	4,027,411
5.55%, 09/01/2024	13,626	13,656
5.58%, 03/01/2032 - 09/01/2032	1,792,982	1,870,162
5.61%, 04/01/2031	1,809,593	1,857,212
5.69%, 06/01/2031	393,129	406,387
5.70%, 02/01/2032	203,978	206,615
6.00%, 05/01/2021 - 08/01/2021	110,550	112,295
6.21%, 11/01/2024	860,234	903,350
6.25%, 04/01/2021	7,440	7,645
6.36%, 01/01/2033	2,346,869	2,422,890
GNMA:
3.00%, 02/20/2031	1,105,258	1,125,462
3.25%, 02/20/2029	2,157,649	2,198,386
3.375%, 01/20/2027 - 03/20/2028	988,269	1,010,982
3.50%, 09/20/2030 - 02/20/2031	2,456,379	2,508,307
4.00%, 11/20/2030 - 10/20/2031	4,117,898	4,188,686
4.125%, 10/20/2029 - 11/20/2030	5,756,549	5,861,709

		205,161,616

Total Agency Mortgage-Backed Pass Through Securities
(cost $238,293,242)		238,172,077

AGENCY REPERFORMING MORTGAGE-BACKED PASS
THROUGH SECURITIES 1.9%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	856,315	907,232
Ser. 2002-T6, Class A4, 4.24%, 03/25/2041	3,146,214	3,172,921
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	700,000	716,625
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	2,102,097	2,220,256
Ser. 2003-W6, Class F, 3.37%, 09/25/2042	8,958,451	9,009,962

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $16,049,295)		16,026,996

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 67.7%
CONSUMER DISCRETIONARY 19.4%
Auto Components 1.2%
Exide Technologies, 10.50%, 03/15/2013 - 144A	$ 2,600,000	$2,216,500
RJ Tower Corp., 12.00%, 06/01/2013 • (p)	1,245,000	666,075
Tenneco Automotive, Inc., 8.625%, 11/15/2014 - 144A	6,125,000	5,619,688
TRW Automotive, Inc., 10.125%, 02/15/2013	970,000	1,389,080

		9,891,343

Hotels, Restaurants & Leisure 6.1%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	6,000,000	6,555,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 (p)	4,635,000	4,762,462
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	1,000,000	930,000
Herbst Gaming, Inc., 7.00%, 11/15/2014 144A	3,125,000	3,078,125
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010 (p)	3,000,000	3,532,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	3,250,000	3,168,750
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,000,000	6,420,000
La Quinta Corp., 8.875%, 03/15/2011	4,000,000	4,325,000
Las Vegas Sands Corp., 6.375%, 02/15/2015 (p) 144A	2,495,000	2,351,537
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	5,000,000	5,512,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014 (p)	1,950,000	1,835,438
Station Casinos, Inc.:
6.50%, 02/01/2014	1,575,000	1,578,938
6.875%, 03/01/2016 (p)	1,575,000	1,598,625
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	4,555,000	4,281,700

		49,930,575

Household Durables 0.8%
Hovnanian Enterprises, Inc.:
6.375%, 12/15/2014 (p)	1,600,000	1,568,000
7.75%, 05/15/2013	1,750,000	1,789,375
Meritage Homes Corp., 6.25%, 03/15/2015 144A	1,725,000	1,595,625
Technical Olympic USA, Inc., 10.375%, 07/01/2012	2,000,000	2,110,000

		7,063,000

Leisure Equipment & Products 0.3%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	2,485,000	2,516,062

Media 7.7%
AMC Entertainment, Inc., 8.625%, 08/15/2012 144A	4,570,000	4,764,225
Cablevision Systems Corp., 8.00%, 04/15/2012 (p) 144A	7,000,000	6,938,750
CCO Holdings LLC, 8.75%, 11/15/2013 (p)	3,000,000	2,902,500
Charter Communications Holdings LLC, 8.625%, 04/01/2009 (p)	5,700,000	4,146,750
Cinemark USA, Inc.:
9.00%, 02/01/2013	5,000,000	5,312,500
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	2,975,000	2,060,187
Dex Media East LLC, 9.875%, 11/15/2009	5,500,000	6,050,000
Emmis Communications Corp., 6.875%, 05/15/2012	3,000,000	2,977,500
Houghton Mifflin Co., 9.875%, 02/01/2013 (p)	3,000,000	3,045,000
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 † 144A	5,100,000	3,213,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Mediacom LLC, 9.50%, 01/15/2013 (p)	$ 6,200,000	$5,967,500
PRIMEDIA, Inc., 8.875%, 05/15/2011	2,060,000	2,142,400
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 (p)	3,000,000	2,992,500
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,050,175
WMG Holdings Corp., 7.39%, 12/15/2011 144A	3,625,000	3,751,875
Young Broadcasting, Inc., 8.50%, 12/15/2008 (p)	4,000,000	4,282,680

		63,597,542

Multi-line Retail 0.8%
J.C. Penney Co., Inc., 7.375%, 08/15/2008 (p)	6,000,000	6,390,000

Specialty Retail 1.3%
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,904,963
CSK Auto, Inc., 7.00%, 01/15/2014	3,250,000	2,957,500
FTD, Inc., 7.75%, 02/15/2014	2,916,000	2,916,000
United Auto Group, Inc., 9.625%, 03/15/2012	3,000,000	3,135,000

		10,913,463

Textiles, Apparel & Luxury Goods 1.2%
Norcross Safety Products LLC:
11.75%, 01/01/2012 144A	800,000	816,000
Ser. B, 9.875%, 08/15/2011	6,000,000	6,360,000
The Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,255,000

		10,431,000

CONSUMER STAPLES 2.5%
Food & Staples Retailing 0.5%
Rite Aid Corp., 8.125%, 05/01/2010 (p)	4,000,000	3,920,000

Food Products 0.6%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 (p)	240,000	249,000
Chiquita Brands International, Inc., 7.50%, 11/01/2014	1,000,000	920,000
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	685,000	661,025
8.625%, 12/15/2012	2,858,000	3,072,350

		4,902,375

Household Products 0.4%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	3,435,000	3,349,125

Personal Products 0.5%
Playtex Products, Inc., 8.00%, 03/01/2011	3,800,000	4,075,500

Tobacco 0.5%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	4,000,000	4,200,000

ENERGY 9.3%
Energy Equipment & Services 3.4%
Dresser, Inc., 9.375%, 04/15/2011	6,000,000	6,300,000
Grant Prideco, Inc., 9.625%, 12/01/2007 (p)	6,000,000	6,585,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Energy Equipment & Services continued
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	$1,675,000	$1,700,125
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	850,000	842,562
Parker Drilling Co.:
9.625%, 10/01/2013 (p)	1,641,000	1,813,305
9.625%, 10/01/2013 144A	3,500,000	3,867,500
SESI LLC, 8.875%, 05/15/2011	6,000,000	6,450,000

		27,558,492

Oil, Gas & Consumable Fuels 5.9%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	3,500,000	3,500,000
7.75%, 01/15/2015 (p)	4,425,000	4,679,437
9.00%, 08/15/2012	4,000,000	4,400,000
El Paso Corp.:
7.75%, 01/15/2032 (p)	3,200,000	2,960,000
7.875%, 06/15/2012 (p)	3,025,000	2,972,063
El Paso Production Holding Co., 7.75%, 06/01/2013	4,500,000	4,556,250
Exco Resources, Inc., 7.25%, 01/15/2011	900,000	891,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,390,000
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	2,500,000	3,561,770
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	4,000,000	4,200,000
Premcor Refining Group, Inc., 9.50%, 02/01/2013	2,650,000	3,021,000
The Williams Companies, Inc.:
7.50%, 01/15/2031	2,850,000	2,956,875
8.125%, 03/15/2012 (p)	4,150,000	4,565,000

		48,653,395

FINANCIALS 5.1%
Consumer Finance 1.8%
General Motors Acceptance Corp., 6.125%, 09/15/2006	6,000,000	5,966,148
Metris Companies, Inc., 10.125%, 07/15/2006	2,707,000	2,720,535
Terra Capital, Inc., 11.50%, 06/01/2010	2,600,000	2,977,000
Triad Financial Corp., 11.125%, 05/01/2013 144A	2,900,000	2,889,125

		14,552,808

Diversified Financial Services 0.5%
Arch Western Finance LLC, 6.75%, 07/01/2013	3,000,000	3,022,500
Borden US Finance Corp., 9.00%, 07/15/2014 144A	870,000	874,350

		3,896,850

Insurance 0.6%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	5,000,000	5,450,000

Real Estate 2.2%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	3,500,000	3,693,091
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 (p)	669,000	685,725
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013 (p)	5,525,000	5,621,687

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	$1,850,000	$1,889,313
7.00%, 04/01/2014	550,000	533,500
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,000,000	6,060,000

		18,483,316

HEALTH CARE 2.9%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	2,920,000	2,971,100

Health Care Providers & Services 2.5%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	1,540,000	1,555,400
HCA, Inc., 6.375%, 01/15/2015 (p)	3,225,000	3,252,761
IASIS Healthcare Corp., 8.75%, 06/15/2014	2,075,000	2,142,437
Select Medical Corp., 7.625%, 02/01/2015 144A	3,500,000	3,456,250
Service Corporation International, 6.75%, 04/01/2016 (p)	1,835,000	1,757,013
Team Health, Inc., 9.00%, 04/01/2012 (p)	3,400,000	3,400,000
Tenet Healthcare Corp., 9.875%, 07/01/2014	4,850,000	5,007,625

		20,571,486

INDUSTRIALS 6.4%
Aerospace & Defense 0.3%
Argo-Tech Corp., 9.25%, 06/01/2011 (p)	665,000	714,875
Moog, Inc., 6.25%, 01/15/2015	1,910,000	1,900,450

		2,615,325

Commercial Services & Supplies 3.7%
Allied Waste North America, Inc.:
5.75%, 02/15/2011 (p)	1,750,000	1,544,375
6.375%, 04/15/2011 (p)	1,750,000	1,601,250
American Color Graphics, Inc., 10.00%, 06/15/2010 (p)	3,000,000	1,935,000
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	2,000,000	2,230,000
Corrections Corporation of America, 6.25%, 03/15/2013 144A	1,500,000	1,455,000
Geo Group, Inc., 8.25%, 07/15/2013	6,000,000	6,045,000
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%,
05/15/2013 † (p)	6,000,000	4,770,000
NationsRent West, Inc., 9.50%, 10/15/2010	6,000,000	6,510,000
TriMas Corp., 9.875%, 06/15/2012	4,450,000	4,405,500

		30,496,125

Machinery 1.7%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	6,000,000	6,150,000
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	2,215,000	2,181,775
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	2,575,000	2,523,500
Terex Corp., 7.375%, 01/15/2014	3,000,000	3,030,000

		13,885,275

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.7%
United Rentals North America, Inc., 7.75%, 11/15/2013 (p)	$6,175,000	$5,819,937

INFORMATION TECHNOLOGY 2.9%
Communications Equipment 0.7%
Lucent Technologies, Inc., 6.45%, 03/15/2029 (p)	7,125,000	6,047,344

Electronic Equipment & Instruments 0.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	4,005,875

Internet Software & Services 0.8%
UGS Corp., 10.00%, 06/01/2012 144A	5,740,000	6,170,500

IT Services 0.9%
Computer Sciences Corp., 9.50%, 02/15/2013 144A	4,325,000	4,173,625
Stratus Technologies, Inc., 10.375%, 12/01/2008	3,585,000	3,513,300

		7,686,925

MATERIALS 12.5%
Chemicals 3.9%
Arco Chemical Co., 9.80%, 02/01/2020 (p)	1,635,000	1,814,850
Equistar Chemicals LP, 10.625%, 05/01/2011	5,700,000	6,384,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	2,650,000	3,034,250
Huntsman International LLC:
9.875%, 03/01/2009 (p)	3,000,000	3,240,000
11.50%, 07/15/2012 144A	3,300,000	3,811,500
Lyondell Chemical Co.:
9.50%, 12/15/2008	3,000,000	3,213,750
10.50%, 06/01/2013	2,625,000	3,038,437
Millenium America, Inc., 9.25%, 06/15/2008	4,000,000	4,280,000
PQ Corp., 7.50%, 02/15/2013 144A	3,295,000	3,212,625

		32,029,412

Containers & Packaging 2.5%
Graham Packaging Co., 9.875%, 10/15/2014 144A	3,010,000	2,889,600
Graphic Packaging International, Inc., 9.50%, 08/15/2013 (p)	6,000,000	6,000,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	4,300,000	4,579,500
8.75%, 11/15/2012	4,050,000	4,434,750
Stone Container Corp., 9.75%, 02/01/2011	3,000,000	3,157,500

		21,061,350

Metals & Mining 3.4%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	4,750,000	4,251,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	3,595,000	3,711,838
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 (p)	4,705,000	4,446,225
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 (p)	4,350,000	4,687,125
Peabody Energy Corp., 5.875%, 04/15/2016 (p)	4,630,000	4,514,250
United States Steel Corp., 10.75%, 08/01/2008	5,433,000	6,139,290

		27,749,978

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 2.7%
Amscan Holdings, Inc., 8.75%, 05/01/2014	$2,985,000	$2,790,975
Boise Cascade LLC:
6.02%, 10/15/2012 144A	1,500,000	1,492,500
7.125%, 10/15/2014 144A	1,500,000	1,432,500
Bowater, Inc., 6.50%, 06/15/2013 (p)	3,125,000	2,851,563
Buckeye Technologies, Inc., 8.50%, 10/01/2013 (p)	5,000,000	5,225,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,786,900
8.125%, 05/15/2011	6,000,000	6,592,500

		22,171,938

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 2.1%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	6,000,000	6,330,000
Hawaiian Telecom Communications, Inc.:
8.71%, 05/01/2013	2,250,000	2,238,750
9.75%, 05/01/2013 144A	1,750,000	1,747,813
Insight Midwest LP, 9.75%, 10/01/2009	3,750,000	3,937,500
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	3,000,000	3,060,000

		17,314,063

Wireless Telecommunication Services 2.2%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	1,500,000	1,560,000
Centennial Communications Corp., 10.125%, 06/15/2013	4,000,000	4,390,000
Horizon PCS, Inc., 11.375%, 07/15/2012 144A	1,500,000	1,665,000
Nextel Communications, Inc., 7.375%, 08/01/2015	6,000,000	6,420,000
Rural Cellular Co., 8.25%, 03/15/2012	580,000	590,150
UbiquiTel, Inc., 9.875%, 03/01/2011 (p)	1,500,000	1,631,250
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,653,750

		17,910,150

UTILITIES 2.4%
Electric Utilities 0.7%
Reliant Energy, Inc.:
6.75%, 12/15/2014 (p)	3,250,000	2,892,500
9.25%, 07/15/2010	3,000,000	3,082,500

		5,975,000

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,061,140

Multi-Utilities 1.2%
AES Corp., 7.75%, 03/01/2014 (p)	4,800,000	4,920,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	4,332,000	4,396,980

		9,316,980

Total Corporate Bonds (cost $561,727,318)		557,634,749

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 21.7%
CONSUMER DISCRETIONARY 1.3%
Automobiles 0.1%
Renault SA, 6.125%, 06/26/2009 EUR	500,000	$715,828

Hotels, Restaurants & Leisure 0.7%
McDonald's Corp., 5.625%, 10/07/2009 EUR	1,000,000	1,425,737
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,300,000	4,653,769

		6,079,506

Internet & Catalog Retail 0.1%
Great University Stores, 5.625%, 12/12/2013 GBP	500,000	943,843

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	750,000	1,477,663

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,000,000	1,412,549

CONSUMER STAPLES 0.9%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,502,708

Food Products 0.3%
Cadbury Schweppes plc, 4.25%, 06/30/2009 EUR	2,000,000	2,681,250

Tobacco 0.4%
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,500,000	2,970,352

ENERGY 0.1%
Oil, Gas and Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	805,002

FINANCIALS 15.9%
Capital Markets 1.3%
Deutsche Bank AG, FRN, 2.71%, 08/09/2007 CAD	6,200,000	4,911,509
Merrill Lynch & Co., Inc., FRN, 2.39%, 02/09/2009 EUR	4,350,000	5,603,925

		10,515,434

Commercial Banks 8.1%
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	7,700,000	10,383,743
Bank Nederlandse Gemeenten NV, MTN, 4.875%, 04/21/2010 GBP	1,920,000	3,672,354
BOS International Australia, 3.50%, 01/22/2007 CAD	5,000,000	3,983,501
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,000,000	2,788,943
DnB NOR ASA, MTN, 2.82%, 12/08/2008 CAD	4,000,000	3,176,172
Eurofima, MTN, 6.50%, 08/22/2011 AUD	5,000,000	4,059,313
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	731,554
4.25%, 12/07/2010 GBP	1,950,000	3,627,222
8.50%, 12/12/2007 ZAR	7,000,000	1,185,852
FRN, 2.83%, 08/16/2013 GBP	800,000	1,708,590

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
European Investment Bank:
MTN:
5.75%, 09/15/2009 AUD	5,470,000	$4,293,307
8.00%, 10/21/2013 ZAR	51,430,000	8,438,753
Kreditanstalt Für Wiederaufbau:
3.50%, 04/17/2009 EUR	1,300,000	1,722,490
MTN, 4.75%, 12/07/2010 GBP	1,900,000	3,616,335
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	7,100,000	5,600,664
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	519,556
Rabobank Nederland:
4.25%, 01/05/2009 CAD	3,030,000	2,450,414
FRN, 2.73%, 06/18/2007 CAD	5,000,000	3,966,447
Royal Bank of Canada, FRN, 5.02%, 04/08/2010 GBP	630,000	1,202,555

		67,127,765

Diversified Financial Services 3.0%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	1,000,000	1,364,750
Cedulas TDA, 3.25%, 06/19/2010 EUR	6,000,000	7,840,170
General Electric Capital Corp.:
FRN, 2.19%, 03/31/2008 EUR	1,000,000	1,286,393
MTN:
5.25%, 12/10/2013 GBP	1,880,000	3,627,416
6.625%, 02/04/2010 NZD	12,000,000	8,759,005
JSG Funding plc, 10.125%, 10/01/2012 EUR	1,130,000	1,563,758
Network Rail Finance plc, FRN, 2.14%, 02/27/2007 EUR	300,000	386,111

		24,827,603

Insurance 0.3%
Aegon NV, 4.625%, 04/16/2008 EUR	1,000,000	1,354,779
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	782,852

		2,137,631

Thrifts & Mortgage Finance 3.2%
Canada Mortgage & Housing Corp., Canada Housing Trust, Ser. 5, 3.70%,
09/15/2008 CAD	7,488,000	5,985,411
Nykredit:
4.00%, 10/01/2020 DKK	35,160,324	6,137,030
6.00%, 10/01/2022 DKK	10,686,588	1,916,531
Realkredit Danmark, 6.00%, 10/01/2022 DKK	5,281,711	946,993
Totalkredit:
6.00%, 07/01/2022 DKK	2,953,755	528,067
FRN, 2.65%, 01/01/2015 DKK	63,500,000	11,027,590

		26,541,622

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS 1.5%
Commercial Services & Supplies 0.6%
Agbar International, 6.00%, 11/12/2009 EUR	3,290,000	$4,760,733

Construction & Engineering 0.4%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	3,365,954

Electrical Equipment 0.3%
Fimep SA, 11.00%, 02/15/2013 EUR	1,550,000	2,405,634

Machinery 0.2%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	2,089,861

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,742,688

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
France Telecom, FRN, 2.38%, 01/23/2007 EUR	2,018,000	2,600,542
Telecom Italia SpA, FRN, 2.46%, 10/29/2007 EUR	4,000,000	5,152,720

		7,753,262

UTILITIES 0.7%
Electric Utilities 0.7%
Electricidade De Portugal, 6.40%, 10/29/2009 EUR	2,000,000	2,932,405
International Endesa BV, 4.375%, 06/18/2009 EUR	2,000,000	2,708,527

		5,640,932

Total Foreign Bonds-Corporate (Principal Amount Denominated in
Currency Indicated) (cost $168,010,837)		178,497,820

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 13.7%
Australia, 5.32%, 08/20/2015 AUD	12,846,000	14,894,631
British Columbia Province, 6.375%, 08/23/2010 CAD	3,288,000	2,922,583
France, 1.60%, 07/25/2015 EUR	3,950,000	5,196,619
Hong Kong, 3.52%, 03/22/2010 HKD	71,000,000	9,267,562
Mexico, 8.00%, 12/19/2013 MXN	56,000,000	4,367,620
New Zealand, 6.50%, 04/15/2013 NZD	9,606,000	7,325,011
Norway:
5.00%, 05/15/2015 NOK	3,150,000	549,072
6.50%, 05/15/2013 NOK	82,030,000	15,576,391
Ontario Province:
4.50%, 04/17/2008 CAD	5,250,000	4,286,577
6.50%, 12/01/2005 CAD	178,000	144,178
Quebec Province, 5.625%, 06/21/2011 EUR	800,000	1,172,807

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
Sweden:
3.80%, 12/01/2015 SEK	77,875,000	$14,131,243
4.00%, 12/01/2009 SEK	36,700,000	5,405,155
5.25%, 03/15/2011 SEK	70,000,000	10,994,019
United Kingdom, 6.41%, 08/23/2011 GBP	3,250,000	16,304,140

Total Foreign Bonds-Government (Principal Amount Denominated in
Currency Indicated) (cost $107,995,120)		112,537,608

YANKEE OBLIGATIONS-CORPORATE 6.5%
CONSUMER DISCRETIONARY 1.1%
Hotels, Restaurants & Leisure 0.3%
Intrawest Corp., 7.50%, 10/15/2013	$ 3,025,000	3,025,000

Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 (p)	6,000,000	6,375,000

CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 (p)	6,000,000	5,685,000

FINANCIALS 0.5%
Commercial Banks 0.0%
UBS Luxem SA, 4.92%, 10/24/2006	260,000	263,822

Consumer Finance 0.1%
Stone Container Finance Co., 7.375%, 07/15/2014 (p)	675,000	624,375

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,299,525

INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,520,000	1,596,000

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011 (p)	3,175,000	3,175,000

Semiconductors & Semiconductor Equipment 0.2%
Magnachip Semiconductor SA:
6.875%, 12/15/2011 144A	700,000	644,000
FRN, 6.26%, 12/15/2011 144A	700,000	658,000

		1,302,000

MATERIALS 2.7%
Containers & Packaging 1.6%
Acetex Corp., 10.875%, 08/01/2009	6,000,000	6,360,000
Crown European Holdings, 10.875%, 03/01/2013	6,000,000	6,885,000

		13,245,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS continued
Metals & Mining 0.8%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	$ 497,000	$ 544,215
Novelis, Inc., 7.25%, 02/15/2015 144A	6,300,000	6,126,750

		6,670,965

Paper & Forest Products 0.3%
Abitibi Consolidated, Inc., 6.00%, 06/20/2013 (p)	1,775,000	1,464,375
Tembec Industries, Inc., 7.75%, 03/15/2012	780,000	592,800

		2,057,175

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023 (p)	3,000,000	2,760,000

Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc.:
6.375%, 03/01/2014 (p)	1,390,000	1,337,875
7.50%, 03/15/2015	1,750,000	1,804,687

		3,142,562

Total Yankee Obligations-Corporate (cost $54,306,738)		53,221,424

	Shares	Value

SHORT-TERM INVESTMENTS 17.3%
MUTUAL FUND SHARES 17.3%
Evergreen Institutional Money Market Fund ø ##	12,117,715	12,117,715
Navigator Prime Portfolio (p)(p)	130,143,108	130,143,108

Total Short-Term Investments (cost $142,260,823)		142,260,823

Total Investments (cost $1,327,599,999) 162.4%		1,337,532,345
Other Assets and Liabilities and Preferred Shares (62.4%)		(513,974,169)

Net Assets Applicable to Common Shareholders 100.0%		$ 823,558,176

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

Summaryof Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of April 30, 2005:

United States	73.4%
Canada	4.9%
Sweden	2.6%
United Kingdom	2.0%
France	2.0%
Luxembourg	2.0%
Denmark	1.7%
Australia	1.7%
Norway	1.6%
Germany	1.6%
Netherlands	1.6%
Spain	1.5%
Hong Kong	0.8%
New Zealand	0.6%
Italy	0.4%
Bermuda	0.4%
Mexico	0.4%
Switzerland	0.3%
Portugal	0.2%
Cayman Islands	0.2%
Ireland	0.1%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of April 30, 2005:

AAA	39.7%
AA	3.4%
A	2.6%
BBB	3.0%
BB	14.9%
B	33.4%
CCC	2.9%
NA	0.1%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005:

1 to 3 year(s)	17.9%
3 to 5 years	25.3%
5 to 10 years	50.1%
10 to 20 years	5.7%
20 to 30 years	1.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,315,482,284)
including $126,925,552 of securities loaned	$1,325,414,630
Investments in affiliates, at value (cost $12,117,715)	12,117,715
Receivable from broker	6,720,001
Foreign currency, at value (cost $7,570,001)	7,554,022
Receivable for securities sold	16,482,317
Principal paydown receivable	1,134,930
Interest receivable	20,128,850
Unrealized gains on open forward foreign currency exchange contracts	3,683,026
Receivable for securities lending income	23,902
Unrealized gains on interest rate swap transactions	4,706,689

Total assets	1,397,966,082

Liabilities
Dividends payable	4,907,819
Payable for securities purchased	35,476,498
Payable for closed forward foreign currency exchange contracts	3,059,444
Payable for securities on loan	130,143,108
Payable for offering costs	272,437
Advisory fee payable	55,334
Due to other related parties	5,030
Accrued expenses and other liabilities	218,843

Total liabilities	174,138,513

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 16,000 shares,
including dividends payable of $269,393	400,269,393

Net assets applicable to common shareholders	$823,558,176

Net assets applicable to common shareholders represented by
Paid-in capital	$797,137,238
Undistributed net investment income	1,122,777
Accumulated net realized gains on securities, foreign currency
related transactions and interest rate swap transactions	15,688,905
Net unrealized gains on securities, foreign currency related transactions
and interest rate swap transactions	9,609,256

Net assets applicable to common shareholders	$823,558,176

Net asset value per share applicable to common shareholders
Based on $823,558,176 divided by 42,055,000 common shares issued and
outstanding (100,000,000 common shares authorized)	$19.58

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $40,898)	$36,786,465
Income from affiliates	115,759
Securities lending income	128,419

Total investment income	37,030,643

Expenses
Advisory fee	3,441,514
Administrative services fee	312,865
Transfer agent fees	26,518
Trustees' fees and expenses	35,518
Printing and postage expenses	100,581
Custodian and accounting fees	267,478
Professional fees	21,555
Auction agent fees	487,755
Other	21,118

Total expenses	4,714,902
Less: Expense reductions	(4,040)
Expense reimbursements	(168)

Net expenses	4,710,694

Net investment income	32,319,949

Net realized and unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions
Net realized gains or losses on:
Securities	12,401,344
Foreign currency related transactions	4,066,023
Interest rate swap transactions	(919,634)

Net realized gains on securities, foreign currency related transactions and interest rate
swap transactions	15,547,733
Net change in unrealized gains or losses on securities, foreign currency related transactions
and interest rate swap transactions	(37,727,751)

Net realized and unrealized gains or losses on securities, foreign currency related transactions
and interest rate swap transactions	(22,180,018)
Dividends to preferred shareholders from net investment income	(5,072,065)

Net increase in net assets applicable to common shareholders resulting from operations	$5,067,866

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(unaudited)	October 31, 2004

Operations
Net investment income	$ 32,319,949	$ 63,114,733
Net realized gains on securities, foreign currency related
transactions and interest rate swap transactions	15,547,733	8,864,347
Net change in unrealized gains or losses on securities,
foreign currency related transactions and interest rate
swap transactions	(37,727,751)	35,892,661
Dividends to preferred shareholders from net investment income	(5,072,065)	(5,556,148)

Net increase in net assets applicable to common shareholders
resulting from operations	5,067,866	102,315,593

Distributions to common shareholders from net investment income	(30,636,226)	(68,136,670)

Total increase (decrease) in net assets applicable to
common shareholders	(25,568,360)	34,178,923
Net assets applicable to common shareholders
Beginning of period	849,126,536	814,947,613

End of period	$ 823,558,176	$ 849,126,536

Undistributed net investment income	$ 1,122,777	$ 2,207,619

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund's exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to common shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Reclassifications

Certain amounts in previous years' financial statements have been reclassified to conform to the current year's presentation.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.55% of the Fund's average daily total assets applicable to common shareholders. Total assets consists of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. The advisory fee would be equivalent to 0.82% of the Fund's average daily net assets applicable to common shareholders if the fund is fully leveraged through the issuance of preferred shares and/or other borrowings. For the six months ended April 30, 2005, the Fund had preferred shares issued and outstanding.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the foreign debt securities portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC reimbursed other expenses in the amount of $168.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee at an annual rate of 0.05% of the Fund's average daily total assets.

3. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended April 30, 2005 and for the year ended October 31, 2004, the Fund did not issue any common shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2005:

Costof Purchases		Proceedsfrom Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$201,319,185	$437,229,936	$125,401,809	$413,757,091

At April 30, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at	In Exchange for	U.S. Value at	Unrealized
Date	Deliver	April 30, 2005	Japanese Yen	April 30, 2005	Gain

06/22/2005	28,449,605 EUR	$36,660,184	3,950,000,000 JPY	$37,844,913	$1,184,729
07/07/2005	63,054,152 EUR	81,288,992	8,733,000,000 JPY	83,787,289	2,498,297

During the six months ended April 30, 2005, the Fund loaned securities to certain brokers. At April 30, 2005, the value of securities on loan and the value of collateral amounted to $126,925,552 and $130,143,108, respectively.

At April 30, 2005, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid by the	Received	Unrealized
Expiration	Amount	Counterparty	Fund	by the Fund	Gain

11/27/2006	$168,000,000	JPMorgan Chase & Co.	Fixed-2.790%	Floating-2.85% [1]	$2,660,477
11/26/2008	112,000,000	JPMorgan Chase & Co.	Fixed-3.582%	Floating-2.85% [1]	2,046,212

[1]This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of April 26,
2005 through May 26, 2005.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,331,514,876. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,651,452 and $19,633,983, respectively, with a net unrealized appreciation of $6,017,469.

5. AUCTION MARKET PREFERRED SHARES

The Fund has issued 16,000 Auction Market Preferred Shares ("Preferred Shares") consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate which is reset based on the result of an auction. The annualized dividend rate was 2.54% during the six months ended April 30, 2005. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund's common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund's Trustees.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC's opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

10. SUBSEQUENT DISTRIBUTIONS

On April 18, 2005, the Fund declared distributions from net investment income of $0.1167 per share, payable on June 1, 2005 to shareholders of record on May 16, 2005.

On May 20, 2005, the Fund declared distributions from net investment income of $0.1167 per share, payable on July 1, 2005 to shareholders of record on June 15, 2005.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On June 16, 2005, the Fund declared distributions from net investment income of $0.1167 per share, payable on August 1, 2005 to shareholders of record on July 13, 2005.

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

On February 18, 2005, the Annual Meeting of shareholders of the Fund was held to consider the election of Trustees. On December 15, 2004, the record date of the meeting, the Fund had 16,000 shares outstanding, of which 9,139 shares (57.12%) were represented at the meeting.

The votes recorded at the meeting were as follows:

Proposal 1- Election of Trustees:

	Shares	Shares
	voted	voted
	"For"	"Withheld"

Charles A. Austin III	8,969	170
Shirley L. Fulton	8,972	167
Gerald M. McDonnell	8,970	169
Richard J. Shima	8,961	178

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan ("the Plan"). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan ("Plan Agent"), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued common shares") or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions ("market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium ("market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1]The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 89 Evergreen funds. Correspondence for each
Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3]The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568263 rv3 6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – [Reserved]

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

By:
________________________
Carol A. Kosel
Principal Financial Officer

Date: June 30, 2005